Fair value of financial assets and liabilities	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Fair value of financial assets and liabilities

29.	Fair value of financial assets and liabilities

According to IFRS 13, the measurement of fair value using a fair value hierarchy that reflects the model used in the measurement process must comply with the following hierarchical levels:

Level 1: Determined based on unadjusted public price quotations in active markets for identical assets and liabilities, including public debt securities, equities, and listed derivatives.

Level 2: Represents derivatives of data other than the quoted prices included in Level 1, which are observable for the asset or liability, either directly (such as prices) or indirectly (derived from prices).

Level 3: Derived from valuation techniques that incorporate data for assets or liabilities not based on observable market variables (non-observable data).

Financial Assets and Liabilities Measured at Fair Value through Profit or Loss or through Other Comprehensive Income

Level 1: Securities and financial assets characterized by high liquidity and observable prices in an active market are classified within level 1. This level includes most Brazilian Government Securities (notably LTN, LFT, NTN-B, and NTN-F), stocks listed on the stock exchange, and other securities traded in the active market.

Level 2: When price quotes are not observable, Management, utilizing its own internal models, makes its best estimate of the price that would be established by the market. These models rely on data based on observable market parameters as a key reference. The most reliable evidence of the fair value of a financial instrument at initial recognition is the transaction price, unless the fair value can be derived from other market transactions involving the same or similar instruments, or can be determined using a valuation technique where the variables used include only observable market data, particularly interest rates. These securities are classified at level X of the fair value hierarchy and primarily consist of Government Securities (NTN-A), repurchase agreements, cancellable LCI, and are in a market that is less liquid than those classified at level 1.

Level 3: In cases where information is not based on observable market data, Banco Santander employs internally developed models to accurately measure the fair value of these instruments. Instruments with low liquidity are primarily classified at level 3.

Derivatives

Level 1: Derivatives traded on stock exchanges are classified within level 1 of the hierarchy.

Level 2: Derivatives traded over-the-counter, in the valuation of financial instruments (mainly swaps and options), observable market data such as exchange rates, interest rates, volatility, correlations between indices, and market liquidity are typically utilized.

In pricing the referenced financial instruments, the Black-Scholes model methodology (exchange rate options, interest rate index options, caps, and floors) and the present value method (discounting future values based on market curves) are employed.

Level 3: Non-exchange traded derivatives, for which there is no observable information in an active market, have been classified as level 3, encompassing exotic derivatives.

Category	Type Asset/Liability	Valuation technique	Main unobservable inputs
Linear derivatives	Coupon Fra	BMF Closing Prices	Currency Coupon rate - long term
	Inflation Swap	Discounted cash flow	IGPM Coupon rate
	Interest Rate Swap	Discounted cash flow	Pre-fixed rates – long term
Non linear derivatives	Equities Options	Black&Scholes	Implicit volatility- long term
	Inflation Options	Black&Scholes	IPCA Implicit volatility- long term
	Interest Rate Options	Black&Scholes	IDI Implicit volatility- long term
	Currency Options	Black&Scholes	USD/BRL Implicit volatility- long term
Cash	Pension Plan Liability	Actuarial Model	IGPM Coupon rate
	Private Bonds	Discounted cash flow	Discount rate ("Yields")
	Public Bonds	Discounted cash flow	NTN-C and TDA Discount rate ("Yields")
Put options	Put Options	Discounted cash flow	Growth and Discount rates

The table below provides a summary of the fair values of financial assets and liabilities for the fiscal years ended on December 31, 2023, 2022 and 2021, classified according to the various measurement methods the Bank has adopted to determine their fair value.

				12/31/2023
	Level 1	Level 2	Level 3	Total
Financial Assets Measured At Fair Value Through Profit Or Loss	76,857,391	125,495,820	6,568,685	208,921,896
Debt instruments	74,213,933	6,115,373	3,961,886	84,291,192
Equity instruments	2,643,458	743,991	34,705	3,422,154
Derivatives	-	27,450,135	1,819,517	29,269,652
Loans and advances to customers	-	2,288,135	752,577	3,040,712
Reserves at the Central Bank of Brazil	-	88,898,186	-	88,898,186
Financial Assets Measured At Fair Value Through Other Comprehensive Income	54,822,917	1,618,535	2,610,638	59,052,090
Debt instruments	54,818,332	1,618,535	2,599,270	59,036,137
Equity instruments	4,585	-	11,368	15,953
Hedging derivatives (assets)	-	25,069	-	25,069
Financial Liabilities Measured At Fair Value Through Profit Or Loss	-	48,667,180	914,261	49,581,441
Derivatives	-	22,849,596	914,261	23,763,857
Short positions	-	19,831,991	-	19,831,991
Bonds and securities obligations	-	5,985,593	-	5,985,593
Hedging derivatives (liabilities)	-	1,176,571	-	1,176,571

				12/31/2022
	Level 1	Level 2	Level 3	Total
Financial Assets Measured At Fair Value Through Profit Or Loss	63,367,187	78,496,001	3,652,114	145,515,302
Debt instruments	61,099,827	2,418,822	2,672,805	66,191,454
Equity instruments	2,267,360	309,657	28,262	2,605,279
Derivatives	-	19,697,923	536,583	20,234,506
Loans and advances to customers	-	1,479,818	414,464	1,894,282
Reserves at the Central Bank of Brazil	-	54,589,781	-	54,589,781
Financial Assets Measured At Fair Value Through Other Comprehensive Income	52,154,497	1,767,733	1,503,441	55,425,671
Debt instruments	52,154,405	1,762,547	1,475,226	55,392,178
Equity instruments	92	5,186	28,215	33,493
Hedging derivatives (assets)	-	1,741,318	-	1,741,318
Financial Liabilities Measured At Fair Value Through Profit Or Loss	-	40,512,986	233,762	40,746,748
Derivatives	-	18,465,563	233,762	18,699,325
Short positions	-	22,047,423	-	22,047,423
Financial Liabilities Measured At Fair Value Through Profit Or Loss	-	8,921,518	-	8,921,518
Bonds and securities obligations	-	8,921,518	-	8,921,518
Hedging derivatives (liabilities)	-	-	-	-

				12/31/2021
	Level 1	Level 2	Level 3	Total
Financial Assets Measured At Fair Value Through Profit Or Loss	50,063,633	36,765,731	3,470,305	90,299,669
Debt instruments	48,184,075	19,329	2,671,208	50,874,612
Equity instruments	1,879,558	183,950	434,809	2,498,317
Derivatives	-	20,503,650	293,810	20,797,460
Loans and advances to customers	-	321,977	70,478	392,455
Reserves at the Central Bank of Brazil	-	15,736,825	-	15,736,825
Financial Assets Measured At Fair Value Through Other Comprehensive Income	98,977,403	1,662,779	601,605	101,241,787
Debt instruments	98,975,973	1,649,925	586,702	101,212,600
Equity instruments	1,430	12,854	14,903	29,187
Hedging derivatives (assets)	-	342,463	-	342,463
Financial Liabilities Measured At Fair Value Through Profit Or Loss	-	36,484,135	468,432	36,952,567
Derivatives	-	23,703,576	468,432	24,172,008
Short positions	-	12,780,559	-	12,780,559
Financial Liabilities Measured At Fair Value Through Profit Or Loss	-	7,459,784	-	7,459,784
Bonds and securities obligations	-	7,459,784	-	7,459,784
Hedging derivatives (liabilities)	-	446,973	-	446,973

Level 3 Fair Value Changes

The tables below detail the transactions that occurred during the year 2023, 2022 and 2021 for financial assets and liabilities classified as Level 3 in the fair value hierarchy:

	Fair Value 12/31/2022	Gains/ losses (Realized/Not Realized)	Transfers to Level 3	Additions / Low	Fair value 12/31/2023
Financial Assets Measured At Fair Value Through Profit Or Loss	3,652,114	(50,682)	1,093,895	1,873,358	6,568,685
Financial Assets Measured At Fair Value Through Other Comprehensive Income	1,503,441	30,764	1,090,459	(14,026)	2,610,638
Financial Liabilities Measured At Fair Value In Profit Or Loss Held For Trading	233,762	(109,800)	384,082	406,217	914,261

	Fair Value 12/31/2021	Gains/ losses (Realized/Not Realized)	Transfers to Level 3	Additions / Low	Fair value 12/31/2022
Financial Assets Measured At Fair Value Through Profit Or Loss	3,470,305	(47,892)	(281,213)	510,914	3,652,114
Financial Assets Measured At Fair Value Through Other Comprehensive Income	601,605	(4,792)	325,456	581,172	1,503,441
Financial Liabilities Measured At Fair Value In Profit Or Loss Held For Trading	468,432	(176,639)	(89,734)	31,703	233,762

	Fair Value 12/31/2020	Gains/ losses (Realized/Not Realized)	Transfers to Level 3	Additions / Low	Fair value 12/31/2021
Financial Assets Measured At Fair Value Through Profit Or Loss	4,056,581	(624,506)	(36,051)	74,281	3,470,305
Financial Assets Measured At Fair Value Through Other Comprehensive Income	1,297,021	(268,095)	-	(427,321)	601,605
Financial Liabilities Measured At Fair Value In Profit Or Loss Held For Trading	753,121	(337,847)	(137,963)	191,121	468,432

Fair Value Changes Linked to Credit Risk

Fair value changes attributable to credit risk are determined based on fluctuations in credit default swap prices relative to similar obligations of the same debtor, when such prices are observable, as credit default swaps more accurately reflect the market's assessment of credit risks for a specific financial asset. When these prices are not observable, the fair value changes attributable to credit risk are calculated as the total of fair value changes not attributable to shifts in the benchmark interest rate or other observable market rates. In the absence of specific observable data, this approach provides a reasonable approximation of the changes attributable to credit risk, estimating margin changes over the benchmark value that the market may demand for the financial asset.

Financial assets and liabilities not measured at fair value

The Bank's financial assets are measured at fair value in the consolidated balance sheet, except for financial assets measured at amortized cost.

Similarly, the Bank's financial liabilities, excluding those held for trading and those measured at fair value, are measured at amortized cost in the consolidated balance sheet.

i) Financial assets measured at a value other than fair value

Below, we present a comparison between the carrying amounts of the Bank's financial assets measured at values other than their fair values and their respective fair values as of December 31, 2023, 2022 and 2021:

					12/31/2023
Assets	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Open market investments	23,122,550	23,122,550	23,122,550	-	-
Financial Assets Measured At Amortized Cost
Loans and amounts due from credit institutions	25,716,845	25,716,845	-	2,980,557	22,736,288
Loans and advances to customers	514,936,423	514,905,503	-	-	514,905,503
Debt instruments	101,087,321	102,199,262	35,646,863	4,033,706	62,518,693
Balances with The Brazilian Central Bank	81,969,532	81,969,532	-	81,969,532	-
Total	746,832,671	747,913,692	58,769,413	88,983,795	600,160,484

					12/31/2022
Assets	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Open market investments	22,003,439	22,003,439	22,003,439	-	-
Financial Assets Measured At Amortized Cost
Loans and amounts due from credit institutions	20,713,315	20,713,315	-	2,439,823	18,273,492
Loans and advances to customers	488,735,746	484,362,272	-	-	484,362,272
Debt instruments	81,329,013	81,129,982	23,419,946	9,873,633	47,836,403
Balances with The Brazilian Central Bank	73,046,299	73,046,299	-	73,046,299	-
Total	685,827,812	681,255,307	45,423,385	85,359,755	550,472,167

					12/31/2021
Assets	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Open market investments	16,657,201	16,657,201	16,657,201	-	-
Financial Assets Measured At Amortized Cost
Loans and amounts due from credit institutions	26,485,913	26,485,913	-	4,129,438	22,356,475
Loans and advances to customers	464,451,587	460,525,749	-	6,044,808	454,480,941
Debt instruments	73,125,011	74,074,095	28,472,612	12,124,154	33,477,329
Balances with The Brazilian Central Bank	69,178,841	69,178,841	-	69,178,841	-
Total	649,898,553	646,921,799	45,129,813	91,477,241	510,314,745

ii) Financial liabilities measured at a value other than fair value

Below, we present a comparison between the carrying amounts of the Bank's financial liabilities measured at values other than their fair values and their respective fair values as of December 31, 2023, 2022 and 2021:

					12/31/2023
Liabilities	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Financial Liabilities at Measured Amortized Cost:
Deposits of Brazil's Central Bank and deposits of credit institutions	118,511,957	118,511,957	-	21,632,841	96,879,116
Customer deposits	583,220,576	582,530,160	-	97,165,180	485,364,980
Marketable debt securities	124,397,422	124,265,003	-	-	124,265,003
Debt instruments Eligible Capital	19,626,967	19,626,967	-	-	19,626,967
Other financial liabilities	64,793,584	64,793,584	-	-	64,793,584
Other financial liabilities	910,550,506	909,727,671	-	118,798,021	790,929,650

					12/31/2022
Liabilities	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Financial Liabilities at Measured Amortized Cost:
Deposits of Brazil's Central Bank and deposits of credit institutions	116,079,014	116,079,014	-	24,734,029	91,344,985
Customer deposits	489,953,489	489,920,266	-	63,223,998	426,696,268
Marketable debt securities	107,120,875	105,554,365	-	-	105,554,365
Debt instruments Eligible Capital	19,537,618	19,537,618	-	-	19,537,618
Other financial liabilities	62,593,104	62,593,104	-	-	62,593,104
Other financial liabilities	795,284,100	793,684,367	-	87,958,027	705,726,340

					12/31/2021
Liabilities	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Financial Liabilities at Measured Amortized Cost:
Deposits of Brazil's Central Bank and deposits of credit institutions	121,005,909	121,005,909	-	26,200,162	94,805,747
Customer deposits	468,961,069	468,960,950	-	60,911,279	408,049,671
Marketable debt securities	79,036,792	79,035,644	-	-	79,035,644
Debt instruments Eligible Capital	19,641,408	19,641,408	-	-	19,641,408
Other financial liabilities	61,448,516	61,448,516	-	-	61,448,516
Other financial liabilities	750,093,694	750,092,427	-	87,111,441	662,980,986

The methodologies and assumptions applied in estimating fair value are outlined below:

Loans and other receivables from credit institutions and customers - The fair value is estimated for groups of similar credit transactions. The fair value of loans is determined by discounting future cash flows using the interest rates of new contracts. In other words, the future cash flow of the current loan portfolio is projected based on contractual rates, and then, spreads derived from new loans are incorporated into the risk-free interest rate curve to calculate the fair value of the loan portfolio. Regarding behavioral assumptions, it is important to underscore that the prepayment rate is applied to the loan portfolio, thereby enabling a more realistic projection of future cash flows.

Brazilian Central Bank deposits and deposits from credit institutions and customers - The fair value of the deposits was calculated by discounting the difference between the cash flows under contractual conditions and the current market rates for instruments with similar maturities. The fair value of variable-rate time deposits was considered to be close to their carrying amount.

Liabilities arising from securities - The fair values of these items were estimated by calculating the discounted cash flows, using the market interest rates for liabilities with similar terms and maturities.

Debt Instruments Eligible as Capital – these refer to the transaction fully executed with a related party, within the context of the Capital Optimization Plan, whose carrying amount is similar to the fair value.

The valuation techniques employed for estimating each level are detailed in note 2.e.

Management reviewed the criteria for classifying the fair value level of assets and liabilities measured at amortized cost, which are presented exclusively for disclosure purposes, and concluded that they are more appropriately classified as level 3, given the observable market data.